UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Soundpost Partners, LP

Address:   405 Park Avenue
           6th Floor
           New York, New York 10022

13F File Number: 28 -12775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Bloom
Title:     Chief Financial Officer
Phone:     (212) 920-8388


Signature, Place and Date of Signing:

/s/ Howard Bloom              New York, New York            May 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  71

Form 13F Information Table Value Total:  $201,260
                                        (thousands)


List of Other Included Managers:

None

                                                      FORM 13F INFORMATION TABLE
                                                        Soundpost Partners, LP
                                                            March 31, 2008



COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6   COL 7       COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MGRS   SOLE     SHARED  NONE
--------------                 --------------   -----       --------   -------   --- ----   ----------  ----   ----     ------  ----
A POWER ENERGY GENERAT SYS L   COM              G04136100    2,273       150,000 SH         SOLE        NONE     150,000
ACCURIDE CORP                  COM              004398103    2,454       300,000 SH         SOLE        NONE     300,000
ACXIOM CORP                    COM              005125109    4,985       420,000 SH         SOLE        NONE     420,000
AGILYSYS INC                   COM              00847J105    4,807       414,398 SH         SOLE        NONE     414,398
ANGELICA CORP                  COM              034663104    3,658       203,921 SH         SOLE        NONE     203,921
ASPECT MED SYS INC             COM              045235108    2,257       370,000 SH         SOLE        NONE     370,000
AUTHENTEC INC                  COM              052660107    1,850       186,078 SH         SOLE        NONE     186,078
BEARINGPOINT INC               COM              074002106    3,528     2,100,000 SH         SOLE        NONE   2,100,000
BIOMARIN PHARMACEUTICAL INC    COM              09061G101    1,415        40,000 SH         SOLE        NONE      40,000
BOEING CO                      COM              97023105     2,603        35,000     PUT    SOLE        NONE      35,000
BWAY HOLDING COMPANY           COM              12429T104    1,727       174,400 SH         SOLE        NONE     174,400
CHILDRENS PL RETAIL STORES I   COM              168905107    4,298       175,000 SH         SOLE        NONE     175,000
CHILDRENS PL RETAIL STORES I   COM              168905107      437        17,800     CALL   SOLE        NONE      17,800
CIT GROUP INC                  COM              125581108    2,370       200,000 SH         SOLE        NONE     200,000
CIT GROUP INC                  COM              125581108    1,126        95,000     CALL   SOLE        NONE      95,000
COMMERCIAL VEH GROUP INC       COM              202608105    4,770       481,308 SH         SOLE        NONE     481,308
COMPASS DIVERSIFIED HOLDING    SH BEN INT       20451Q104    1,865       141,830 SH         SOLE        NONE     141,830
CONSECO INC                    COM NEW          208464883    3,570       350,000 SH         SOLE        NONE     350,000
CONSECO INC                    COM NEW          208464883    2,880       282,400     CALL   SOLE        NONE     282,400
COTT CORP QUE                  COM              22163N106    2,750       783,400 SH         SOLE        NONE     783,400
CRAY INC                       COM NEW          225223304    6,735     1,130,000 SH         SOLE        NONE   1,130,000
DOLLAR FINL CORP               COM              256664103      906        39,404 SH         SOLE        NONE      39,404
DSW INC                        CL A             23334L102    3,933       303,700 SH         SOLE        NONE     303,700
ECHOSTAR CORP                  CL A             278768106    4,785       161,996 SH         SOLE        NONE     161,996
EMBRAER-EMPRESA BRASILEIRA D   SP ADR COM SHS   29081M102    2,963        75,000 SH         SOLE        NONE      75,000
GFI GROUP INC                  COM              361652209    4,584        80,000 SH         SOLE        NONE      80,000
GOLDMAN SACHS GROUP INC        COM              38141G104    8,270        50,000     PUT    SOLE        NONE      50,000
GOODYEAR TIRE & RUBR CO        COM              382550101    2,064        80,000 SH         SOLE        NONE      80,000
GOODYEAR TIRE & RUBR CO        COM              382550101    5,212       202,000     CALL   SOLE        NONE     202,000
GRAPHIC PACKAGING HLDG CO      COM              388689101      153        52,500 SH         SOLE        NONE      52,500
GULFPORT ENERGY CORP           COM NEW          402635304    1,499       141,401 SH         SOLE        NONE     141,401
HANGER ORTHOPEDIC GROUP INC    COM NEW          41043F208      671        62,200 SH         SOLE        NONE      62,200
HARRIS INTERACTIVE INC         COM              414549105      153        55,982 SH         SOLE        NONE      55,982
HORIZON LINES INC              COM              44044K101    1,048        56,301 SH         SOLE        NONE      56,301
HUDSON HIGHLAND GROUP INC      COM              443792106    6,147       725,784 SH         SOLE        NONE     725,784
ISHARES INC                    MSCI JAPAN       464286848    5,567       450,000 SH         SOLE        NONE     450,000
ITRON INC                      COM              465741106    1,353        15,000     PUT    SOLE        NONE      15,000
JUPITERMEDIA CORP              COM              48207D101      896       428,772 SH         SOLE        NONE     428,772
KEYNOTE SYS INC                COM              493308100    4,598       390,000 SH         SOLE        NONE     390,000
LANDAMERICA FINL GROUP INC     COM              514936103    5,309       134,500     CALL   SOLE        NONE     134,500
MADDEN STEVEN LTD              COM              556269108    2,741       160,000 SH         SOLE        NONE     160,000
MARCHEX INC                    CL B             56624R108    1,001       100,296 SH         SOLE        NONE     100,296
MEMC ELECTR  MATLS INC         COM              552715104   10,635       150,000     PUT    SOLE        NONE     150,000
MENTOR CORP MINN               COM              587188103    2,572       100,000 SH         SOLE        NONE     100,000
MIDAS GROUP INC                COM              595626102    1,870       108,803 SH         SOLE        NONE     108,803
NACCO INDS INC                 CL A             629579103    1,692        20,900 SH         SOLE        NONE      20,900
NAPSTER INC                    COM              630797108      383       258,788 SH         SOLE        NONE     258,788
NOBLE INTL LTD                 COM              655053106    7,886     1,261,683 SH         SOLE        NONE   1,261,683
PENNEY J C INC                 COM              708160106    4,412       117,000 SH         SOLE        NONE     117,000
PGT INC                        COM              69336V101    2,192       800,000 SH         SOLE        NONE     800,000
PHH CORP                       COM NEW          693320202    5,665       325,000 SH         SOLE        NONE     325,000
PHYSICIANS FORMULA HLDGS INC   COM              719427106    1,850       207,436 SH         SOLE        NONE     207,436
POINT 360                      COM              730507100      859       511,100 SH         SOLE        NONE     511,100
PRG-SCHULTZ INTERNATIONAL IN   COM NEW          69357C503    3,059       350,000 SH         SOLE        NONE     350,000
PROSHARES TR                   ULTRASHRT FINL   74347R628    2,706        23,000 SH         SOLE        NONE      23,000
PROSHARES TR                   ULTRA XIN CH25   74347R321    1,399        15,000 SH         SOLE        NONE      15,000
SANDISK CORP                   COM              80004C101    4,514       200,000 SH         SOLE        NONE     200,000
SATCON TECHNOLOGY CORP         COM              803893106      333       188,204 SH         SOLE        NONE     188,204
SECURITY CAPITAL ASSURANCE     COM              G8018D107      125       240,315 SH         SOLE        NONE     240,315
SELECTICA INC                  COM              816288104      551       404,925 SH         SOLE        NONE     404,925
SOURCE INTERLINK COS INC       COM NEW          836151209    2,867     1,508,925 SH         SOLE        NONE   1,508,925
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109    6,654       300,000 SH         SOLE        NONE     300,000
STEREOTAXIS INC                COM              85916J102    3,404       575,000 SH         SOLE        NONE     575,000
SUNRISE SENIOR LIVING INC      COM              86768K106   11,140       500,000 SH         SOLE        NONE     500,000
SUPERTEL HOSPITALITY INC MD    COM              868526104      422        79,918 SH         SOLE        NONE      79,918
TEMPLE INLAND INC              COM              879868107    5,533       435,000 SH         SOLE        NONE     435,000
TERCICA INC                    COM              88078L105      904       157,816 SH         SOLE        NONE     157,816
THERMADYNE HLDGS CORP NEW      COM PAR $0.01    883435307    1,180       114,575 SH         SOLE        NONE     114,575
TRM CORP                       COM              872636105      124       495,816 SH         SOLE        NONE     495,816
VALUEVISION MEDIA INC          CL A             92047K107   11,080     2,000,000 SH         SOLE        NONE   2,000,000
ZIPREALTY INC                  COM              98974V107    1,324       252,619 SH         SOLE        NONE     252,619

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